Distribution Date:	09/17/25	CFCRE 2017-C8 Mortgage Trust
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.

Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com

Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class Rep.	RREF III-D CF 2017-C8, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532CAW5	1.964800%	24,296,843.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532CAX3	2.981600%	46,884,211.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532CAY1	3.367400%	36,236,843.00	9,769,342.24	695,085.99	27,414.40	0.00	0.00	722,500.39	9,074,256.25	37.02%	30.00%
A-3	12532CAZ8	3.304800%	155,000,000.00	126,589,770.14	0.00	348,628.23	0.00	0.00	348,628.23	126,589,770.14	37.02%	30.00%
A-4	12532CBA2	3.571900%	188,844,211.00	188,844,211.00	0.00	562,110.53	0.00	0.00	562,110.53	188,844,211.00	37.02%	30.00%
A-M	12532CBB0	3.846000%	32,232,632.00	32,232,632.00	0.00	103,305.59	0.00	0.00	103,305.59	32,232,632.00	30.76%	25.00%
B	12532CBC8	4.198500%	38,678,948.00	38,678,948.00	0.00	135,327.97	0.00	0.00	135,327.97	38,678,948.00	23.25%	19.00%
C	12532CBD6	5.051787%	32,232,632.00	32,232,632.00	0.00	135,693.66	0.00	0.00	135,693.66	32,232,632.00	17.00%	14.00%
D	12532CAA3	3.000000%	38,678,948.00	38,678,948.00	0.00	96,697.37	0.00	0.00	96,697.37	38,678,948.00	9.49%	8.00%
E	12532CAC9	3.224200%	17,727,369.00	17,727,369.00	0.00	47,630.49	0.00	0.00	47,630.49	17,727,369.00	6.05%	5.25%
F	12532CAE5	3.224200%	7,251,579.00	7,251,579.00	0.00	19,483.78	0.00	0.00	19,483.78	7,251,579.00	4.64%	4.13%
G	12532CAG0	3.224200%	26,596,519.00	23,908,915.04	0.00	10,741.79	0.00	0.00	10,741.79	23,908,915.04	0.00%	0.00%
V	12532CAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532CAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			644,660,735.02	515,914,346.42	695,085.99	1,487,033.81	0.00	0.00	2,182,119.80	515,219,260.43

X-A	12532CBE4	1.630002%	451,262,108.00	325,203,323.38	0.00	441,735.18	0.00	0.00	441,735.18	324,508,237.39
X-B	12532CBF1	1.053515%	70,911,580.00	70,911,580.00	0.00	62,255.32	0.00	0.00	62,255.32	70,911,580.00
X-C	12532CBG9	0.040000%	32,232,632.00	32,232,632.00	0.00	1,074.42	0.00	0.00	1,074.42	32,232,632.00
X-D	12532CAJ4	2.091787%	38,678,948.00	38,678,948.00	0.00	67,423.43	0.00	0.00	67,423.43	38,678,948.00
X-E	12532CAL9	1.867587%	17,727,369.00	17,727,369.00	0.00	27,589.50	0.00	0.00	27,589.50	17,727,369.00
X-F	12532CAN5	1.867587%	7,251,579.00	7,251,579.00	0.00	11,285.79	0.00	0.00	11,285.79	7,251,579.00
X-G	12532CAQ8	1.867587%	26,596,519.00	23,908,915.04	0.00	37,209.98	0.00	0.00	37,209.98	23,908,915.04
Notional Sub Total			644,660,735.00	515,914,346.42	0.00	648,573.62	0.00	0.00	648,573.62	515,219,260.43

Deal Distribution Total					695,085.99	2,135,607.43	0.00	0.00	2,830,693.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532CAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532CAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532CAY1	269.59694695	19.18174798	0.75653390	0.00000000	0.00000000	0.00000000	0.00000000	19.93828188	250.41519897
A-3	12532CAZ8	816.70819445	0.00000000	2.24921439	0.00000000	0.00000000	0.00000000	0.00000000	2.24921439	816.70819445
A-4	12532CBA2	1,000.00000000	0.00000000	2.97658333	0.00000000	0.00000000	0.00000000	0.00000000	2.97658333	1,000.00000000
A-M	12532CBB0	1,000.00000000	0.00000000	3.20500014	0.00000000	0.00000000	0.00000000	0.00000000	3.20500014	1,000.00000000
B	12532CBC8	1,000.00000000	0.00000000	3.49875002	0.00000000	0.00000000	0.00000000	0.00000000	3.49875002	1,000.00000000
C	12532CBD6	1,000.00000000	0.00000000	4.20982252	0.00000000	0.00000000	0.00000000	0.00000000	4.20982252	1,000.00000000
D	12532CAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12532CAC9	1,000.00000000	0.00000000	2.68683356	0.00000000	0.00000000	0.00000000	0.00000000	2.68683356	1,000.00000000
F	12532CAE5	1,000.00000000	0.00000000	2.68683276	0.00000000	0.00000000	0.00000000	0.00000000	2.68683276	1,000.00000000
G	12532CAG0	898.94903314	0.00000000	0.40387955	2.01144669	18.55170370	0.00000000	0.00000000	0.40387955	898.94903314
V	12532CAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532CAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532CBE4	720.65284812	0.00000000	0.97888826	0.00000000	0.00000000	0.00000000	0.00000000	0.97888826	719.11253269
X-B	12532CBF1	1,000.00000000	0.00000000	0.87792882	0.00000000	0.00000000	0.00000000	0.00000000	0.87792882	1,000.00000000
X-C	12532CBG9	1,000.00000000	0.00000000	0.03333330	0.00000000	0.00000000	0.00000000	0.00000000	0.03333330	1,000.00000000
X-D	12532CAJ4	1,000.00000000	0.00000000	1.74315573	0.00000000	0.00000000	0.00000000	0.00000000	1.74315573	1,000.00000000
X-E	12532CAL9	1,000.00000000	0.00000000	1.55632232	0.00000000	0.00000000	0.00000000	0.00000000	1.55632232	1,000.00000000
X-F	12532CAN5	1,000.00000000	0.00000000	1.55632173	0.00000000	0.00000000	0.00000000	0.00000000	1.55632173	1,000.00000000
X-G	12532CAQ8	898.94903314	0.00000000	1.39905452	0.00000000	0.00000000	0.00000000	0.00000000	1.39905452	898.94903314

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	27,414.40	0.00	27,414.40	0.00	0.00	0.00	27,414.40	0.00
A-3	08/01/25 - 08/30/25	30	0.00	348,628.23	0.00	348,628.23	0.00	0.00	0.00	348,628.23	0.00
A-4	08/01/25 - 08/30/25	30	0.00	562,110.53	0.00	562,110.53	0.00	0.00	0.00	562,110.53	0.00
X-A	08/01/25 - 08/30/25	30	0.00	441,735.18	0.00	441,735.18	0.00	0.00	0.00	441,735.18	0.00
X-B	08/01/25 - 08/30/25	30	0.00	62,255.32	0.00	62,255.32	0.00	0.00	0.00	62,255.32	0.00
X-C	08/01/25 - 08/30/25	30	0.00	1,074.42	0.00	1,074.42	0.00	0.00	0.00	1,074.42	0.00
X-D	08/01/25 - 08/30/25	30	0.00	67,423.43	0.00	67,423.43	0.00	0.00	0.00	67,423.43	0.00
X-E	08/01/25 - 08/30/25	30	0.00	27,589.50	0.00	27,589.50	0.00	0.00	0.00	27,589.50	0.00
X-F	08/01/25 - 08/30/25	30	0.00	11,285.79	0.00	11,285.79	0.00	0.00	0.00	11,285.79	0.00
X-G	08/01/25 - 08/30/25	30	0.00	37,209.98	0.00	37,209.98	0.00	0.00	0.00	37,209.98	0.00
A-M	08/01/25 - 08/30/25	30	0.00	103,305.59	0.00	103,305.59	0.00	0.00	0.00	103,305.59	0.00
B	08/01/25 - 08/30/25	30	0.00	135,327.97	0.00	135,327.97	0.00	0.00	0.00	135,327.97	0.00
C	08/01/25 - 08/30/25	30	0.00	135,693.66	0.00	135,693.66	0.00	0.00	0.00	135,693.66	0.00
D	08/01/25 - 08/30/25	30	0.00	96,697.37	0.00	96,697.37	0.00	0.00	0.00	96,697.37	0.00
E	08/01/25 - 08/30/25	30	0.00	47,630.49	0.00	47,630.49	0.00	0.00	0.00	47,630.49	0.00
F	08/01/25 - 08/30/25	30	0.00	19,483.78	0.00	19,483.78	0.00	0.00	0.00	19,483.78	0.00
G	08/01/25 - 08/30/25	30	439,913.26	64,239.27	0.00	64,239.27	53,497.48	0.00	0.00	10,741.79	493,410.74
Totals			439,913.26	2,189,104.91	0.00	2,189,104.91	53,497.48	0.00	0.00	2,135,607.43	493,410.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,830,693.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,202,565.03	Master Servicing Fee	6,927.52
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	4,197.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	222.13
ARD Interest	0.00	Operating Advisor Fee	1,650.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,202,565.03	Total Fees	13,460.12

Principal		Expenses/Reimbursements
Scheduled Principal	695,085.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	47,924.69
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	572.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	695,085.99	Total Expenses/Reimbursements	53,497.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,135,607.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	695,085.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,830,693.42
Total Funds Collected	2,897,651.02	Total Funds Distributed	2,897,651.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	515,914,346.42	515,914,346.42	Beginning Certificate Balance	515,914,346.42
(-) Scheduled Principal Collections	695,085.99	695,085.99	(-) Principal Distributions	695,085.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	515,219,260.43	515,219,260.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	516,102,848.26	516,102,848.26	Ending Certificate Balance	515,219,260.43
Ending Actual Collateral Balance	515,461,021.04	515,461,021.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP
	9,999,999 or less	18	95,406,170.81	18.52%	18	5.2600	1.820719	1.39 or less	15	243,262,577.07	47.22%	19	5.0032	0.953992
10,000,000 to 19,999,999		5	68,770,142.40	13.35%	18	5.1364	0.859384	1.40 to 1.44	2	5,671,799.08	1.10%	19	5.2050	1.417600
20,000,000 to 29,999,999		4	95,386,610.91	18.51%	18	5.1659	2.159688	1.45 to 1.54	1	9,316,362.69	1.81%	19	5.1520	1.500900
30,000,000 to 39,999,999		3	97,855,292.30	18.99%	19	4.4400	1.725931	1.55 to 1.99	6	60,704,922.20	11.78%	19	5.2276	1.767252
	40,000,000 or greater	2	96,169,031.24	18.67%	20	4.7169	1.250460	2.00 to 2.49	4	97,945,004.68	19.01%	19	4.7264	2.184114
	Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124	2.50 or greater	4	36,686,581.94	7.12%	16	4.3900	4.161261
								Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	61,632,012.77	11.96%	17	5.1645	NAP
							Defeased	8	61,632,012.77	11.96%	17	5.1645	NAP
Alaska	1	15,015,277.50	2.91%	18	5.7300	2.359300
							Industrial	2	25,475,129.30	4.94%	19	5.3060	1.887800
Arizona	2	7,532,042.36	1.46%	19	5.4485	1.567756
							Lodging	7	42,692,796.70	8.29%	18	5.7110	2.524326
Arkansas	1	2,168,421.85	0.42%	19	5.4700	1.233900
							Mixed Use	4	83,462,399.50	16.20%	19	5.0868	0.929214
California	5	90,135,826.39	17.49%	18	4.9330	0.907164
							Multi-Family	3	15,118,320.86	2.93%	18	5.4838	2.367251
Connecticut	1	4,129,108.10	0.80%	19	5.2230	1.038400
							Office	15	149,722,972.93	29.06%	18	4.4944	1.970896
Florida	2	11,522,050.34	2.24%	19	4.8277	1.264052
							Other	7	16,250,000.00	3.15%	20	5.0300	1.101600
Georgia	2	18,038,599.47	3.50%	18	5.6523	2.237877
							Retail	10	120,865,628.46	23.46%	19	4.9214	1.196460
Illinois	1	2,427,007.55	0.47%	19	5.1520	1.500900
							Totals	56	515,219,260.43	100.00%	19	4.9576	1.607124
Indiana	2	36,374,189.08	7.06%	18	4.8449	0.937541

Kentucky	1	1,682,365.92	0.33%	20	5.0300	1.101600

Maine	2	10,947,426.73	2.12%	19	5.2600	1.241274

Missouri	4	8,637,071.10	1.68%	17	4.9331	1.411484

Nevada	2	7,136,369.19	1.39%	19	5.0306	2.306734

New York	8	68,208,789.24	13.24%	20	4.3064	2.075491

North Carolina	1	8,663,775.34	1.68%	17	5.1800	1.064600

Ohio	2	73,202,322.64	14.21%	20	5.0975	0.950926

Rhode Island	1	10,562,858.49	2.05%	19	5.3060	1.887800

Tennessee	1	6,453,665.99	1.25%	20	5.0300	1.101600

Texas	6	26,865,993.34	5.21%	20	5.3216	2.763640

Virginia	1	14,912,270.81	2.89%	19	5.3060	1.887800

Washington	2	28,971,816.33	5.62%	15	4.0572	3.597256

Totals	56	515,219,260.43	100.00%	19	4.9576	1.607124

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP
	3.7499% or less	1	22,500,000.00	4.37%	14	3.6739	4.159400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	32,500,000.00	6.31%	20	4.1500	2.207200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	4	95,309,349.74	18.50%	19	4.5208	1.434100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	12	168,408,960.37	32.69%	19	4.9529	1.295837	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	11	107,192,342.82	20.81%	18	5.4984	1.635457	49 months or greater	32	453,587,247.66	88.04%	19	4.9294	1.604896
	5.7500% or greater	3	27,676,594.73	5.37%	19	5.9261	1.171301	Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124
	Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP
	108 months or less	32	453,587,247.66	88.04%	19	4.9294	1.604896	Interest Only	6	139,550,000.00	27.09%	18	4.4632	1.872364
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	314,037,247.66	60.95%	19	5.1366	1.486039
	Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	61,632,012.77	11.96%	17	5.1645	NAP			No outstanding loans in this group
Underwriter's Information		1	2,472,312.25	0.48%	18	4.8400	1.400000
	12 months or less	31	451,114,935.41	87.56%	19	4.9299	1.606019
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	515,219,260.43	100.00%	19	4.9576	1.607124
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571696	RT	Saint Clairsville	OH	Actual/360	4.780%	215,033.46	72,867.96	0.00	N/A	05/06/27	--	52,241,899.20	52,169,031.24	09/06/25
2	307860002	MU	Los Angeles	CA	Actual/360	4.642%	175,884.01	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	09/06/25
3	300571677	RT	Merrillville	IN	Actual/360	4.840%	137,728.03	81,749.56	0.00	N/A	03/06/27	--	33,045,914.15	32,964,164.59	09/06/25
4	307860004	OF	New York	NY	Actual/360	4.324%	120,803.52	52,895.08	0.00	05/06/27	05/06/32	--	32,444,022.79	32,391,127.71	09/06/25
5	407004699	OF	New York	NY	Actual/360	4.150%	116,142.36	0.00	0.00	N/A	05/06/27	--	32,500,000.00	32,500,000.00	09/06/25
6	300571676	LO	Various	Various	Actual/360	5.730%	130,517.29	73,549.68	0.00	N/A	03/06/27	--	26,451,739.89	26,378,190.21	09/06/25
7	407004692	IN	Various	Various	Actual/360	5.306%	116,634.70	51,962.05	0.00	N/A	04/06/27	--	25,527,091.35	25,475,129.30	09/06/25
9	407004694	MU	Cleveland	OH	Actual/360	5.885%	106,768.29	35,354.20	0.00	N/A	04/06/27	--	21,068,645.60	21,033,291.40	08/06/25
10	307860010	OF	Kirkland	WA	Actual/360	3.674%	71,181.81	0.00	0.00	N/A	11/06/26	--	22,500,000.00	22,500,000.00	09/06/25
12	307860012	98	Various	Various	Actual/360	5.030%	70,385.07	0.00	0.00	N/A	05/06/27	--	16,250,000.00	16,250,000.00	09/06/25
13	407004687	OF	San Francisco	CA	Actual/360	5.675%	74,706.17	17,904.57	0.00	N/A	03/06/27	--	15,287,321.60	15,269,417.03	10/06/24
14	407004698	SS	Various	TX	Actual/360	4.650%	42,770.46	21,856.88	0.00	N/A	05/06/27	03/06/27	10,681,488.91	10,659,632.03	09/06/25
14A	307864698				Actual/360	4.650%	11,829.41	6,045.14	0.00	N/A	05/06/27	03/06/27	2,954,273.93	2,948,228.79	09/06/25
16	303161079	LO	Nashville	TN	Actual/360	5.116%	57,540.18	26,497.52	0.00	N/A	07/01/26	--	13,061,152.02	13,034,654.50	09/01/25
17	300571695	OF	Coppell	TX	Actual/360	5.060%	56,522.04	21,309.17	0.00	N/A	05/06/27	--	12,972,034.54	12,950,725.37	09/06/25
18	407004686	MU	Walnut Creek	CA	Actual/360	5.242%	64,549.41	0.00	0.00	N/A	01/06/27	--	14,300,000.00	14,300,000.00	09/06/25
19	307860019	RT	Euless	TX	Actual/360	4.970%	46,804.42	21,406.76	0.00	N/A	04/06/27	01/06/27	10,936,322.28	10,914,915.52	09/06/25
20	300571671	MF	Houston	TX	Actual/360	5.210%	50,493.80	18,222.30	0.00	N/A	03/06/27	12/06/26	11,254,887.84	11,236,665.54	09/06/25
21	307860021	OF	St Petersburg	FL	Actual/360	4.733%	36,411.24	15,651.08	0.00	N/A	04/06/27	--	8,933,873.11	8,918,222.03	09/06/25
22	307350208	OF	Los Angeles	CA	Actual/360	4.435%	38,190.28	0.00	0.00	N/A	12/06/26	--	10,000,000.00	10,000,000.00	09/06/25
23	407004693	RT	Various	Various	Actual/360	5.152%	41,385.37	12,137.28	0.00	N/A	04/06/27	--	9,328,499.97	9,316,362.69	09/06/25
24	307860024	LO	Tampa	FL	Actual/360	5.955%	43,287.86	13,991.54	0.00	N/A	04/06/27	01/06/27	8,441,607.39	8,427,615.85	09/06/25
25	300571660	RT	Hickory	NC	Actual/360	5.180%	38,699.90	12,252.57	0.00	N/A	02/06/27	--	8,676,027.91	8,663,775.34	09/06/25
26	300571675	MF	Lawrenceville	GA	Actual/360	5.520%	31,788.94	12,027.48	0.00	N/A	03/06/27	--	6,687,714.24	6,675,686.76	09/06/25
27	300571672	LO	Seattle	WA	Actual/360	5.390%	30,093.53	11,918.38	0.00	N/A	03/06/27	--	6,483,734.71	6,471,816.33	09/06/25
28	407004689	OF	Mission Viejo	CA	Actual/360	5.242%	29,691.02	10,585.95	0.00	N/A	03/06/27	--	6,576,995.31	6,566,409.36	09/06/25
29	300571673	MF	Houston	TX	Actual/360	5.450%	29,498.91	11,438.64	0.00	N/A	03/06/27	--	6,285,650.89	6,274,212.25	09/06/25
30	300571687	RT	Portland	ME	Actual/360	5.260%	27,540.44	11,350.68	0.00	N/A	04/06/27	--	6,080,313.66	6,068,962.98	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	300571688	RT	Bangor	ME	Actual/360	5.260%	22,138.06	9,124.09	0.00	N/A	04/06/27	--	4,887,587.84	4,878,463.75	09/06/25
35	407004700	LO	Georgetown	DE	Actual/360	5.750%	21,896.90	12,074.85	0.00	N/A	05/06/27	03/06/27	4,422,375.39	4,410,300.54	09/06/25
36	307860036	OF	Various	MO	Actual/360	4.859%	20,568.34	6,996.67	0.00	N/A	11/06/26	--	4,915,282.98	4,908,286.31	09/06/25
37	307860037	LO	Eagle Pass	TX	Actual/360	6.177%	22,363.93	10,885.65	0.00	N/A	05/06/27	--	4,204,470.22	4,193,584.57	09/06/25
38	300571679	RT	Show Low	AZ	Actual/360	5.420%	20,255.17	7,321.04	0.00	N/A	03/06/27	--	4,339,876.57	4,332,555.53	09/06/25
39	307860039	MU	New Haven	CT	Actual/360	5.223%	18,605.95	7,770.07	0.00	N/A	04/06/27	--	4,136,878.17	4,129,108.10	09/06/25
40	307860040	OF	Las Vegas	NV	Actual/360	4.919%	15,783.20	7,353.67	0.00	N/A	04/06/27	--	3,726,138.79	3,718,785.12	09/06/25
41	407004697	LO	Tucson	AZ	Actual/360	5.487%	15,135.54	3,858.08	0.00	N/A	05/06/27	--	3,203,344.91	3,199,486.83	09/06/25
42	307860042	LO	Liverpool	NY	Actual/360	5.850%	12,374.11	6,680.79	0.00	N/A	04/06/27	--	2,456,399.55	2,449,718.76	09/06/25
43	307860043	MF	Hot Springs	AR	Actual/360	5.470%	10,232.31	3,915.39	0.00	N/A	04/06/27	--	2,172,337.24	2,168,421.85	09/06/25
3A	300571709				Actual/360	4.840%	10,329.60	6,131.22	0.00	N/A	03/06/27	--	2,478,443.47	2,472,312.25	09/06/25
Totals							2,202,565.03	695,085.99	0.00				515,914,346.42	515,219,260.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,384,531.58	2,449,504.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,680,754.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,804,164.00	999,823.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,715,951.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,994,944.20	1,533,210.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,807,125.28	23,076,325.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,263,765.17	2,879,986.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,117,292.02	110,089.00	01/01/25	03/31/25	02/11/25	0.00	14,364.95	141,668.93	141,668.93	0.00	0.00
10	7,767,628.00	3,971,276.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,252,733.00	231,101.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(954,782.28)	0.00	--	--	02/11/25	9,804,177.43	450,304.68	44,309.29	738,208.59	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,731,710.00	877,362.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,176,322.65	508,047.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,865,160.45	2,119,100.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	11.90	0.00
22	2,215,314.20	1,612,178.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,111,615.64	491,406.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,217,885.90	379,212.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,241,026.00	550,144.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	918,269.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	674,258.55	428,104.03	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,429,430.00	799,705.53	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	580,000.00	290,000.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	465,000.00	116,250.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	562,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	3,618,872.25	2,940,413.42	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	623,055.13	149,851.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	392,659.68	182,486.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	759,268.29	450,891.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	382,158.97	412,771.77	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	229,391.99	254,612.85	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	250,539.00	115,844.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	100,278,164.50	47,929,698.50				9,804,177.43	464,669.63	185,978.22	879,877.52	11.90	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	1	15,269,417.03	0	0.00	1	15,269,417.03	0	0.00	0	0.00	0	0.00	4.957550%	4.917198%	19
08/15/25	0	0.00	0	0.00	1	15,287,321.60	0	0.00	1	15,287,321.60	0	0.00	0	0.00	0	0.00	4.957834%	4.917484%	20
07/17/25	0	0.00	0	0.00	1	15,305,139.10	0	0.00	1	15,305,139.10	0	0.00	0	0.00	0	0.00	4.958114%	4.917767%	21
06/17/25	0	0.00	0	0.00	1	15,325,274.06	0	0.00	1	15,325,274.06	0	0.00	0	0.00	0	0.00	4.958416%	4.918072%	22
05/16/25	0	0.00	0	0.00	1	15,342,907.00	0	0.00	1	15,342,907.00	0	0.00	0	0.00	0	0.00	4.958693%	4.918351%	23
04/17/25	0	0.00	0	0.00	1	15,362,864.19	0	0.00	1	15,362,864.19	0	0.00	0	0.00	0	0.00	4.958990%	4.918650%	24
03/17/25	0	0.00	0	0.00	1	15,380,314.32	0	0.00	1	15,380,314.32	0	0.00	0	0.00	0	0.00	4.959261%	4.918925%	25
02/18/25	0	0.00	0	0.00	1	15,404,929.41	0	0.00	1	15,404,929.41	0	0.00	0	0.00	0	0.00	4.959601%	4.919266%	26
01/17/25	0	0.00	1	15,422,174.98	0	0.00	0	0.00	1	15,422,174.98	0	0.00	0	0.00	0	0.00	4.959867%	4.919536%	27
12/17/24	1	15,439,336.68	0	0.00	0	0.00	0	0.00	1	15,439,336.68	0	0.00	0	0.00	0	0.00	4.960132%	4.919803%	28
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	15,458,839.99	0	0.00	0	0.00	0	0.00	4.960418%	4.920091%	29
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	15,475,823.39	0	0.00	0	0.00	0	0.00	4.960679%	4.920354%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	407004694	08/06/25	0	B	141,668.93	141,668.93	14,994.50	21,068,645.60	06/01/20	98
13	407004687	10/06/24	10	6	44,309.29	738,208.59	434,459.69	15,475,823.39	09/19/22	7			10/26/23
Totals					185,978.22	879,877.52	449,454.19	36,544,468.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		13,034,655	13,034,655	0		0
13 - 24 Months		469,793,478	454,524,061	0		15,269,417
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		32,391,128	32,391,128	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	515,219,260	499,949,843	0	0	0	15,269,417
Aug-25	515,914,346	500,627,025	0	0	0	15,287,322
Jul-25	516,606,353	501,301,214	0	0	0	15,305,139
Jun-25	517,349,010	502,023,736	0	0	0	15,325,274
May-25	518,034,661	502,691,754	0	0	0	15,342,907
Apr-25	518,771,193	503,408,329	0	0	0	15,362,864
Mar-25	519,450,543	504,070,229	0	0	0	15,380,314
Feb-25	520,289,292	504,884,363	0	0	0	15,404,929
Jan-25	520,961,917	505,539,742	0	0	0	15,422,175
Dec-24	521,631,562	506,192,225	0	0	0	15,439,337
Nov-24	522,352,672	506,893,832	0	0	0	15,458,840
Oct-24	523,016,157	507,540,334	0	0	0	15,475,823
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	407004694	21,033,291.40	21,068,645.60	28,200,000.00	12/29/24	42,438.00	0.09950	03/31/25	04/06/27	258
13	407004687	15,269,417.03	15,475,823.39	13,000,000.00	12/16/24	(954,782.28)	(0.44770)	12/31/24	03/06/27	260
Totals		36,302,708.43	36,544,468.99	41,200,000.00		(912,344.28)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	407004694	MU	OH	06/01/20	98
Upon resolution of the guarantor replacement and equity transfer, Special Servicer expects to return the Loan to the Master Servicer as a Corrected Mortgage Loan. Loan is current as of September 2025.

13	407004687	OF	CA	09/19/22	7

The loan was transferred to Special Servicing (SS) following the Borrower's declaration of imminent monetary default. The Borrower cooperated with SS and transitioned the title to the Lender on October 26, 2023. Upon foreclosure, SS engaged

Newmark as the property manager for the asset. Newmark was also retained to lead the marketing efforts for both sale and lease opportunities. Marketing has attracted interest from a range of parties, including office-sector investors, owner-

users seeking space, andself- storage investors aiming to reposition the asset. The property's location near the I-80 on-ramp and ample exterior parking make it particularly attractive for self-storage conversion. Given the limited supply of self-

	storage units in San Francisco, ithe asset to self-storage has elected to not proceed with the transaction. The subject property is back on the market and SS expects a closing to take place in 1Q2026.							A call for offers date is expected to occur in
September. Upon finalizing negotiations with prospective buyers, a closing is expected to occur in 1Q2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	300571676	30,509,639.23	5.73000%	30,509,639.23	5.73000%	10	06/23/20	07/06/20	07/13/20
9	407004694	0.00	5.88500%	0.00	5.88500%	8	08/24/22	08/24/22	--
16	303161079	14,556,345.15	5.11600%	14,556,345.15	5.11600%	10	05/26/21	05/26/21	--
24	307860024	0.00	5.95500%	0.00	5.95500%	10	12/06/21	12/02/22	01/12/22
24	307860024	0.00	5.95500%	0.00	5.95500%	10	11/18/21	12/02/22	01/12/22
42	307860042	0.00	5.85000%	0.00	5.85000%	8	02/14/23	02/14/23	--
Totals		45,065,984.38		45,065,984.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500114	09/17/21	10,130,673.11	100,850,000.00	9,483,152.88	729,062.52	9,483,152.88	8,754,090.36	1,376,582.75	0.00	0.00	1,376,582.75	13.11%
11A	307500214	09/17/21	9,648,260.15	0.00	9,030,635.41	693,396.47	9,030,635.41	8,337,238.94	1,311,021.21	0.00	0.00	1,311,021.21	13.11%
15	407004691	07/16/21	15,500,000.00	13,600,000.00	17,116,384.25	793,310.71	17,116,384.25	16,323,073.54	0.00	0.00	0.00	0.00	0.00%
32	300571690	09/17/19	6,201,597.57	13,030,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,480,530.83	127,480,000.00	35,630,172.54	2,215,769.70	35,630,172.54	33,414,402.84	2,687,603.96	0.00	0.00	2,687,603.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/18/24	0.00	149,489.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	307500114	09/17/21	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75
15	407004691	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	300571690	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11A	307500214	09/17/21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	149,489.63	2,687,603.96	0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	47,924.69	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	572.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	572.79	47,924.69	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		53,497.48

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Supplemental Notes
None

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